Stockholders' Equity - Additional Information (Detail) - $ / shares	Mar. 31, 2015	Feb. 06, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, issued	4,159,125,592		3,701,145,330	3,701,145,330
Common stock, outstanding	4,159,125,592		3,701,145,330	3,701,145,330
Unissued shares			3,298,854,670	3,298,854,670
Hanwha SolarOne
Class of Stock [Line Items]
Common stock, par value		$ 0.0001
Common stock, issued		3,701,145,330
Common stock, outstanding		3,302,051